General Information, Reorganization and Basis of Presentation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		6 Months Ended
	Mar. 23, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Mar. 12, 2021 $ / shares
Disclosure Of General Information Reorganization And Basis Of Presentation [Line Items]
Date of incorporation				Nov. 23, 2015	Nov. 23, 2015
Country of incorporation				Cayman Islands	Cayman Islands
Address of registered office				P.O. Box 613, Harbour Centre, George Town, Grand Cayman KY1-1107, Cayman Islands.	P.O. Box 613, Harbour Centre, George Town, Grand Cayman KY1-1107, Cayman Islands.
Par value | $ / shares									$ 0.0001
Accumulated losses				¥ 2,800,000
Net operating loss				401,780	$ 59,865	¥ 268,370
Net operating cash outflow				342,500	$ 51,000	252,756
Cumulative cash contributions				2,835,000
Proceeds from issuance of ordinary shares	$ 219,900	¥ 1,431,800	$ 221,600			¥ 1,431,775
Net assets				1,429,500			$ 213,000	¥ 1,735,831
Cash, cash equivalents, and short-term investments				1,279,400			190,600
Long-term investments				¥ 149,700			$ 22,300
Ordinary Shares
Disclosure Of General Information Reorganization And Basis Of Presentation [Line Items]
Number of shares represented by one depositary shares | shares				1	1
Par value | (per share)				¥ 0.000174					$ 0.000174